Cover	Mar. 26, 2025
Entity Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 26, 2025
Entity File Number	001-38372
Entity Registrant Name	VICI Properties Inc.
Entity Central Index Key	0001705696
Entity Tax Identification Number	81-4177147
Entity Incorporation, State or Country Code	MD
Entity Address, Address Line One	535 Madison Avenue, 28th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10022
City Area Code	646
Local Phone Number	949-4631
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, $0.01 par value
Trading Symbol	VICI
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
V I C I Properties L P [Member]
Entity Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 26, 2025
Entity File Number	333-264352-01
Entity Registrant Name	VICI Properties L.P.
Entity Central Index Key	0001920791
Entity Tax Identification Number	35-2576503
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	535 Madison Avenue, 20th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10022
City Area Code	646
Local Phone Number	949-4631
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false